Advances to Suppliers	12 Months Ended
Dec. 31, 2010
Advances to Suppliers [Abstract]
Advances to suppliers
7.	Advances to suppliers
In order to better manage the Group’s unit costs and to secure adequate and timely supply of polysilicon and silicon wafers during the periods of shortages of polysilicon and silicon wafer supplies, the Group entered into a number of multi-year supply agreements in amounts that were expected to meet the Group’s anticipated production needs. As a condition to the Group receiving the raw materials under those agreements, and in line with industry practice, the Group was required to, and had made advances for all, or a portion, of the total contract price to the Group’s suppliers, which are then offset against future purchases. Typically, the supply agreements are subject to price negotiations with the suppliers based on market prices. The Group has made advances to suppliers where the Group has committed to purchase minimum quantities under some of the supply agreements.
Advances to suppliers to be offset against future purchases of which the Group expects to take delivery of the inventory after the next twelve months are classified as non-current assets in the Group’s consolidated balance sheet as at year end dates.
The Group does not require collateral or other security against its advances to related or third party suppliers. As a result, the Group’s claims for such prepayments would rank only as an unsecured claim, which exposes the Group to the credit risks of the suppliers. Also, the Group may not be able to recover all unutilized advances to suppliers if the Group does not purchase the minimum quantities or is unable to negotiate or renegotiate acceptable prepayment, quantities, prices and delivery terms with these suppliers, or unforeseen events impair the ability of suppliers to deliver raw materials, for example the recent earthquake in Japan.
As of December 31, 2009 and 2010, outstanding prepayments made to individual suppliers in excess of 10% of total prepayments to suppliers, net are as follows:

	As of December	As of December
	31,	31,
	2009	2010
	RMB	RMB
Supplier A (third party)	1,113,430	1,180,445
Supplier B (third party)	607,518	481,177
The following table presents the movement of the allowance for advances to supplier:

	As of December	As of December
	31,	31,
	2009	2010
	RMB	RMB
Balance at beginning of the year	18,592	51,960
Allowance made during the year	37,368	65,366
Recoveries	(4,000)	(29,457)
Amount written off against the allowance	—	—

Balance at end of the year	51,960	87,869